Shareholders Equity (USD $)	Common Stock	Due from Shareholders	Additional Paid-In Capital	Accumulated Other Comprehensive Income / Loss	Retained Earnings / Accumulated Deficit	Total
Balance, beginning, amount at Dec. 31, 2010		$ (5,367)	$ 5,367
Balance, beginning, shares at Dec. 31, 2010
Net income/(loss)					55,880	55,880
Translation adjustments				(4,966)		(4,966)
Balance, ending, amount at Dec. 31, 2011		(5,367)	5,367	(4,966)	55,880	50,914
Balance, beginning, shares at Dec. 31, 2011
Shares issued for cash, shares	1,000,000
Shares issued for cash, amount	100					100
Shareholder contribution of equipment			219,780			219,780
Net income/(loss)					(329,260)	(329,260)
Translation adjustments				(9,049)		(9,049)
Balance, ending, amount at Dec. 31, 2012	$ 100	$ (5,367)	$ 225,147	$ (14,015)	$ (273,380)	$ (67,515)
Balance, ending, shares at Dec. 31, 2012	1,000,000